Share-based payments, Measuring Fair Value of Arrangements Granted (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Fair Value of Arrangements Granted [Abstract]
Share-based payment expense | $	$ 14,356	$ 13,896	$ 805
NED Options Plan Grant Date 28 July 2021 [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	90.00%
Risk-free interest rate	0.15%
Weighted average expected life	6 years 6 months 29 days
Grant date share price (in dollars per share)	$ 34.73
Exercise price (in dollars per share)	8.76
Weighted average of fair value (in dollars per share)	$ 30.8
Number of share options granted (in shares) | shares	161,707
NED Options Plan Grant Date 21 October 2021 [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	90.00%
Risk-free interest rate	0.15%
Weighted average expected life	7 years
Grant date share price (in dollars per share)	$ 34.8
Exercise price (in dollars per share)	36.45
Weighted average of fair value (in dollars per share)	$ 26.5
Number of share options granted (in shares) | shares	14,266
Employee Option Plan Grant Date 28 July 2021 [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	90.00%
Risk-free interest rate	0.15%
Weighted average expected life	7 years
Grant date share price (in dollars per share)	$ 34.73
Exercise price (in dollars per share)	8.76
Weighted average of fair value (in dollars per share)	$ 31.05
Number of share options granted (in shares) | shares	89,541
Employee Option Plan Grant Date 20 October 2021 [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	90.00%
Risk-free interest rate	0.15%
Weighted average expected life	7 years
Grant date share price (in dollars per share)	$ 34.8
Exercise price (in dollars per share)	36.45
Weighted average of fair value (in dollars per share)	$ 26.5
Number of share options granted (in shares) | shares	53,223
Employee Option Plan Grant Date 17 June 2022 [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	122.00%
Risk-free interest rate	0.85%
Weighted average expected life	7 years
Grant date share price (in dollars per share)	$ 3.74
Exercise price (in dollars per share)	36.45
Weighted average of fair value (in dollars per share)	$ 2.71
Number of share options granted (in shares) | shares	7,750
$75 Exercise Price Options [Member]
Fair Value of Arrangements Granted [Abstract]
Exercise price (in dollars per share)	$ 75
$75 Exercise Price Options Grant Date 14 September 2021 [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	90.00%
Risk-free interest rate	1.28%
Weighted average expected life	9 years
Grant date share price (in dollars per share)	$ 34.17
Exercise price (in dollars per share)	75
Weighted average of fair value (in dollars per share)	$ 23.87
Number of share options granted (in shares) | shares	4,800,000
Long Term Incentive Plan Date 1 July 2022, Service RSUs [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	0.00%
Risk-free interest rate	0.00%
Weighted average expected life	3 years 8 months 26 days
Grant date share price (in dollars per share)	$ 3.73
Exercise price (in dollars per share)	0
Weighted average of fair value (in dollars per share)	$ 3.73
Number of share options granted (in shares) | shares	1,109,500
Long Term Incentive Plan Date 1 July 2022, TSR RSUs [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	120.00%
Risk-free interest rate	3.00%
Weighted average expected life	3 years 3 months
Grant date share price (in dollars per share)	$ 3.73
Exercise price (in dollars per share)	0
Weighted average of fair value (in dollars per share)	$ 3.22
Number of share options granted (in shares) | shares	138,189
Vesting period	3 years 3 months
Long Term Incentive Plan Date 1 July 2022, TSR RSUs [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	120.00%
Risk-free interest rate	3.25%
Weighted average expected life	4 years 3 months
Grant date share price (in dollars per share)	$ 3.73
Exercise price (in dollars per share)	0
Weighted average of fair value (in dollars per share)	$ 3.38
Number of share options granted (in shares) | shares	138,189
Vesting period	4 years 3 months
Long Term Incentive Plan Date 1 July 2022, Share Price Target RSU [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	120.00%
Risk-free interest rate	3.60%
Weighted average expected life	15 years
Grant date share price (in dollars per share)	$ 3.73
Exercise price (in dollars per share)	0
Weighted average of fair value (in dollars per share)	$ 1.72
Number of share options granted (in shares) | shares	611,260
Long Term Incentive Plan Date 22 December 2022, Service RSUs [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	0.00%
Risk-free interest rate	0.00%
Weighted average expected life	1 year
Grant date share price (in dollars per share)	$ 1.13
Exercise price (in dollars per share)	0
Weighted average of fair value (in dollars per share)	$ 1.13
Number of share options granted (in shares) | shares	104,559
Long Term Incentive Plan Date 11 January 2023, Service RSUs [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	0.00%
Risk-free interest rate	0.00%
Weighted average expected life	3 years 9 months
Grant date share price (in dollars per share)	$ 1.53
Exercise price (in dollars per share)	0
Weighted average of fair value (in dollars per share)	$ 1.53
Number of share options granted (in shares) | shares	169,870
Long Term Incentive Plan Date 11 January 2023, TSR RSUs [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	120.00%
Risk-free interest rate	3.25%
Weighted average expected life	3 years 9 months
Grant date share price (in dollars per share)	$ 1.53
Exercise price (in dollars per share)	0
Weighted average of fair value (in dollars per share)	$ 1.32
Number of share options granted (in shares) | shares	42,467
Long Term Incentive Plan Date 19 June 2023, Service RSUs [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	0.00%
Risk-free interest rate	0.00%
Weighted average expected life	2 years
Grant date share price (in dollars per share)	$ 3.42
Exercise price (in dollars per share)	0
Weighted average of fair value (in dollars per share)	$ 3.42
Number of share options granted (in shares) | shares	1,426,332